Equity	6 Months Ended
Oct. 31, 2025
Equity [Abstract]
Equity

11 Equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on March 7, 2024. The original authorized share capital of the Company was US$100,000 divided into 950,000,000 Class A Ordinary Shares and 50,000,000 Class B Ordinary Shares, par value US$0.0001 per share. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting rights. Each holder of our Class A Ordinary Share is entitled to one (1) vote per share. Each holder of our Class B Ordinary Share is entitled to twenty (20) votes per share.

The Company issued 25,727,001 Ordinary Class A and Class B Shares as of April 30, 2025 and as of October 31, 2025.